Restricted Stock Units	12 Months Ended
Dec. 31, 2021
Restricted Stock Units
Restricted Stock Units

14.  Restricted Stock Units

During the year ended December 31, 2021, the Company granted 1,325,000 (2020 – 2,425,000) restricted stock units (“RSUs”) as consideration for management and consulting contracts. The RSUs were valued at $211,975 (2020 - $164,300) based on the fair market value of the closing price of the common stock of the Company at the grant date and are recognized evenly over the vesting period. Within 30 days of vesting, the RSUs are exchanged for shares of common stock of the Company. As at December 31, 2021, 50,000 common stock valued at $7,450 was obligated to be issued relating to the vesting of 50,000 RSUs.

For the year ended December 31, 2021, the Company recognized $211,975 (2020 - $164,300) in stock-based compensation expense for RSUs granted and vested. At December 31, 2021 and 2020, the Company has no unrecognized compensation expense related to RSUs.

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2019	–	–
Granted	2,425,000	0.10
Vested	(2,425,000)	0.10
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–